Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
8. Stock-Based Compensation
The Company’s 2014 Stock Incentive Plan (the “2014 Plan”) provides for the Company to grant incentive stock options, non-qualified
stock options and restricted stock awards to employees, directors and consultants of the Company.
The total number of shares of common stock that may be issued under the 2014 Plan was 4,853,361 shares as of September 30, 2020 and December 31, 2019. As of September 30, 2020 and December 31, 2019, 714,737 shares and 1,342,523 shares, respectively, remained available for future issuance under the 2014 Plan.
Stock Option Valuation
The fair value of each option is estimated on the date of grant using the Black-Scholes option-pricing model.
The Company historically has been a private company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer public companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the option. For options with service-based vesting conditions, the expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The expected term of stock options granted to non-employees
is equal to the contractual term of the option award. The expected dividend yield of 0% is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.
The following table presents, on a weighted-average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted:

	THREE MONTHS ENDED SEPTEMBER 30,		NINE MONTHS ENDED SEPTEMBER 30,
	2020	2019	2020	2019
Fair value of common stock	$10.36	$6.14	$9.07	$5.77
Expected term (years)	6.0	6.0	6.0	6.0
Expected volatility	76.7%	69.5%	75.2%	69.1%
Risk-free interest rate	0.37%	1.89%	0.66%	2.40%
Expected annual dividend yield	0%	0%	0%	0%

The following table summarizes the Company’s stock option activity since December 31, 2019:

	NUMBER OF SHARES	WEIGHTED- AVERAGE EXERCISE PRICE	WEIGHTED- AVERAGE REMAINING CONTRACTUAL TERM	INTRINSIC VALUE
			(in years)	(in thousands)
Outstanding at December 31, 2019	3,139,649	$4.20	8.69	$11,303
Granted	1,157,893	9.08
Exercised	(22,974)	1.93
Forfeited or canceled	(530,117)	4.62

Outstanding at September 30, 2020	3,744,451	$5.67	7.88	$20,620

Vested and expected to vest at December 31, 2019	3,139,649	$4.20	8.69	$11,303
Vested and expected to vest at September 30, 2020	3,744,451	$5.67	7.88	$20,620
Options exercisable at December 31, 2019	870,219	$2.94	7.68	$4,235
Options exercisable at September 30, 2020	1,486,775	$3.69	6.08	$11,132

The weighted-average grant-date fair value of stock options granted during the three months ended September 30, 2020 and 2019 was $6.82 per share and $4.20 per share, respectively. The weighted-average grant-date fair value of stock options granted during the nine months ended September 30, 2020 and 2019 was $5.92 per share and $3.89 per share, respectively.
Stock-Based Compensation Expense
Stock-based compensation expense related to stock options and restricted stock awards was classified in the consolidated statements of operations as follows (in thousands):

	THREE MONTHS ENDED SEPTEMBER 30,		NINE MONTHS ENDED SEPTEMBER 30,
	2020	2019	2020	2019
Research and development expenses	$296	$174	$811	$525
General and administrative expenses	500	317	1,436	936

	$796	$491	$2,247	$1,461

As of September 30, 2020, total unrecognized stock-based compensation expense related to unvested stock-based awards was $10.6 million, which is expected to be recognized over a weighted-average period of 2.9 years.

10. Stock-Based Compensation
The Company’s 2014 Stock Incentive Plan (the “2014 Plan”) provides for the Company to grant incentive stock options, non-qualified
stock options and restricted stock awards to employees, directors and consultants of the Company.
The total number of shares of common stock that may be issued under the 2014 Plan was 4,853,361 shares as of December 31, 2019. As of December 31, 2019, 1,342,523 shares remained available for future issuance under the 2014 Plan.
The 2014 Plan is administered by the Company’s board of directors or, at the discretion of the board of directors, by a committee of the board of directors. The board of directors, or its committee if so delegated, determines the types of stock awards to be granted, the provisions of each stock award, including the number of shares, exercise prices and vesting and other conditions and the fair market value of the common stock underlying stock-based awards. The exercise price per share for stock options granted may not be less than the fair market value of the common stock at the date of the grant. In the case of a more than 10% stockholder, an incentive stock option granted must have an exercise price of not less than 110% of the fair market value of the common stock and a term of not more than five years from the date of grant. In general, stock options expire ten years after the date of grant, unless the board of directors sets a shorter term. Stock options and restricted stock awards granted to employees and directors typically vest over a period of four years.
Shares that are expired, terminated, surrendered or canceled under the 2014 Plan without having been fully exercised will be available for future awards. In addition, shares of common stock that are tendered to the Company by a participant to exercise an award are added to the number of shares of common stock available under the 2014 Plan for the grant of awards.
Stock Option Valuation
The fair value of each option is estimated on the date of grant using the Black-Scholes option-pricing model.
The Company historically has been a private company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer public companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the option. For options with service-based vesting conditions, the expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The expected term of stock options granted to non-employees
is equal to the contractual term of the option award. The expected dividend yield of 0% is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.
The following table presents, on a weighted-average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted:

	YEAR ENDED DECEMBER 31,
	2018	2019

Fair value of common stock	$4.65	$6.49
Expected term (years)	6.0	6.0
Expected volatility	66.5%	69.3%
Risk-free interest rate	3.00%	2.15%
Expected annual dividend yield	0%	0%

The following table summarizes the Company’s stock option activity since December 31, 2018:

	NUMBER OF SHARES	WEIGHTED- AVERAGE EXERCISE PRICE	WEIGHTED- AVERAGE REMAINING CONTRACTUAL TERM	INTRINSIC VALUE
			(in years)	(in thousands)
Outstanding at December 31, 2018	2,013,769	$3.42	9.00	$3,595
Granted	1,340,467	5.14
Exercised	(46,259)	1.84
Forfeited or canceled	(168,328)	3.09

Outstanding at December 31, 2019	3,139,649	$4.20	8.69	$11,303

Vested and expected to vest at December 31, 2019	3,139,649	$4.20	8.69	$11,303
Options exercisable at December 31, 2019	870,219	$2.94	7.68	$4,235

The weighted-average grant-date fair value of stock options granted during the years ended December 31, 2018 and 2019 was $2.54 per share and $4.37 per share, respectively.
The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock. The aggregate intrinsic value of stock options exercised during the years ended December 31, 2018 and 2019 was $0.1 million and $0.3 million, respectively.
Restricted Common Stock
The Company has entered into restricted stock agreements with certain employees, directors and consultants. Each restricted stock agreement contains restrictions on the sale or transfer of the shares of common stock.
The following table summarizes the Company’s restricted stock award activity since December 31, 2018:

	NUMBER OF SHARES	WEIGHTED- AVERAGE GRANT-DATE FAIR VALUE
Unvested at December 31, 2018	25,880	$1.16
Vested	(25,880)	1.16

Unvested at December 31, 2019	—	$—

The aggregate intrinsic value of restricted stock awards that vested during the years ended December 31, 2018 and 2019 was $0.4 million and $0.2 million, respectively. The aggregate intrinsic value of restricted stock awards is calculated as the positive difference between the prices paid, if any, of the restricted stock awards and the fair value of the Company’s common stock.

Stock-Based Compensation Expense
Stock-based compensation expense related to stock options and restricted stock awards was classified in the consolidated statements of operations as follows (in thousands):

	YEAR ENDED DECEMBER 31,
	2018	2019

Research and development expenses	$112	$718
General and administrative expenses	478	1,390

	$590	$2,108

As of December 31, 2019, total unrecognized stock-based compensation expense related to unvested stock-based awards was $7.7 million, which is expected to be recognized over a weighted-average period of 3.0 years.